ADVANCED SERIES TRUST

AST Academic Strategies Asset Allocation Portfolio

AST Advanced Strategies Portfolio

AST Capital Growth Asset Allocation Portfolio

AST Preservation Asset Allocation Portfolio

AST Prudential Growth Allocation Portfolio

AST Quantitative Modeling Portfolio

Supplement dated August 28, 2024 to the

Summary Prospectus, Prospectus and Statement of Additional Information,

each dated May 1, 2024

This supplement should be read in conjunction with the Summary Prospectuses for the AST Academic Strategies Asset Allocation Portfolio (Academic Portfolio), AST Advanced Strategies Portfolio (Advanced Portfolio), AST Capital Growth Asset Allocation Portfolio (Capital Growth Portfolio), AST Preservation Asset Allocation Portfolio (Preservation Portfolio), AST Prudential Growth Allocation Portfolio (PGA), and AST Quantitative Modeling Portfolio (QMP, and collectively with the Academic Portfolio, the Advanced Portfolio, the Capital Growth Portfolio, the Preservation Portfolio, and PGA, the Portfolios), and the Prospectus and the Statement of Additional Information (the SAI) for the Advanced Series Trust (the Trust). The Portfolios discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus.

New Subadvisory Arrangements, Investment Strategy Changes, and Fee Related Changes

On August 23, 2024, the Board of Trustees of the Trust approved the following:

(i) entering into new subadvisory agreements on behalf of each Portfolio, as noted in the table below:

Portfolio	New Subadvisory	Subadvisory Arrangements of the Portfolio,
	Arrangements	as repositioned
Academic Portfolio	Putnam Investment	J.P. Morgan Investment Management Inc. (J.P. Morgan),
	Management, LLC	Jennison Associates LLC (Jennison), Morgan Stanley
	(Putnam)	Investment Management Inc., PGIM Fixed Income (PGIM
FI), PGIM Real Estate (PGIM RE), PGIM Quantitative
Solutions LLC (PGIM QS), Systematica Investments
Limited, acting as general partner of Systematica Investments
LP (Systematica), Western Asset Management Company
/Western Asset Management Company Limited (Western
Asset), and Putnam

Advanced Portfolio	Putnam	J.P. Morgan, Jennison, PGIM FI, PGIM RE, PGIM QS, and
Putnam

Capital Growth Portfolio	Putnam	J.P. Morgan, Jennison, PGIM FI, PGIM QS, and Putnam

Preservation Portfolio	Putnam	J.P. Morgan, Jennison, PGIM FI, PGIM QS, and Putnam

(ii)certain revisions to the principal investment strategies of the Academic Portfolio, Advanced Portfolio, Capital Growth Portfolio, and Preservation Portfolio to reflect the different mix of subadvisers for each Portfolio; and

(iii)amending the management agreement for each Portfolio to reflect a revised management fee schedule, which is expected to reduce the applicable Portfolio's contractual management fee rate.

 These changes are expected to become effective in, or around, the fourth quarter of 2024. More detailed information will be provided in a supplement to each Portfolio's Summary Prospectus, Prospectus and/or SAI in the fourth quarter of 2024.

 THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

ASTGENSUP3